UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche DWS International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of May 31, 2018 (Unaudited)

DWS CROCI® International Fund

(formerly Deutsche CROCI® International Fund)

	Shares	Value ($)
Common Stocks 97.1%
Australia 2.1%
Wesfarmers Ltd. (Cost $18,986,797)	594,546	20,450,745
Belgium 1.9%
Solvay SA (Cost $20,529,139)	139,154	18,713,384
Finland 2.0%
Nokian Renkaat Oyj (Cost $23,864,287)	483,422	18,806,088
France 7.7%
Cie Generale des Etablissements Michelin (a)	138,247	17,892,353
Danone SA	241,126	18,434,513
Pernod Ricard SA	116,967	19,651,551
Sanofi	241,786	18,556,137
(Cost $72,334,666)		74,534,554
Germany 13.7%
BASF SE	190,307	18,746,101
Bayer AG (Registered)	164,812	19,736,693
Beiersdorf AG	172,585	19,821,467
Continental AG	72,492	18,385,047
Daimler AG (Registered)	247,847	17,881,574
Deutsche Post AG (Registered)	446,413	16,960,707
Merck KGaA	198,741	20,295,448
(Cost $133,544,511)		131,827,037
Hong Kong 6.3%
CLP Holdings Ltd.	1,869,030	19,661,104
HK Electric Investments & HK Electric Investments Ltd. "SS", 144A, (Units) (a)	20,831,000	20,181,949
Hong Kong & China Gas Co., Ltd.	9,386,752	20,291,822
(Cost $51,287,856)		60,134,875
Japan 23.3%
Bridgestone Corp.	459,240	18,343,944
Central Japan Railway Co.	101,500	20,929,611
Honda Motor Co., Ltd.	559,500	17,655,137
ITOCHU Corp.	968,400	18,140,817
Japan Tobacco, Inc.	731,500	19,698,281
Mazda Motor Corp.	1,403,100	17,580,577
Nissan Motor Co., Ltd.	1,836,800	18,178,676
Sekisui House Ltd.	1,074,800	19,112,474
Subaru Corp.	585,700	17,830,536
Sumitomo Electric Industries Ltd.	1,254,700	18,831,461
Toppan Printing Co., Ltd.	2,346,000	19,095,984
Toyota Industries Corp.	324,400	18,877,000
(Cost $234,340,403)		224,274,498
Netherlands 3.8%
Koninklijke DSM NV	186,538	18,587,235
Randstad NV	305,784	18,310,397
(Cost $31,592,596)		36,897,632
Singapore 4.0%
Singapore Airlines Ltd.	2,396,182	20,161,159
Singapore Telecommunications Ltd.	7,576,400	18,547,560
(Cost $43,961,886)		38,708,719
Switzerland 11.9%
Adecco Group AG (Registered)	296,249	17,777,701
Ferguson PLC	251,522	19,580,675
Nestle SA (Registered)	254,301	19,204,562
Novartis AG (Registered)	255,390	18,921,676
Roche Holding AG (Genusschein)	88,156	18,901,525
Schindler Holding AG	94,699	20,015,958
(Cost $119,858,680)		114,402,097
United Kingdom 20.4%
Barratt Developments PLC	2,527,987	18,334,063
Bunzl PLC	673,805	20,552,897
GlaxoSmithKline PLC	992,584	20,167,799
Imperial Brands PLC	566,304	20,455,453
International Consolidated Airlines Group SA	2,243,475	20,348,962
ITV PLC	9,642,445	20,854,477
National Grid PLC (a)	1,725,666	19,151,411
Persimmon PLC	519,376	19,582,171
SSE PLC	1,041,860	19,022,472
Taylor Wimpey PLC	7,241,239	18,309,689
(Cost $202,460,961)		196,779,394
Total Common Stocks (Cost $952,761,782)		935,529,023
Preferred Stocks 2.0%
Germany
Henkel AG & Co. KGaA (Cost $19,282,955)	155,233	19,164,728
Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.68% (b) (c) (Cost $43,789,100)	43,789,100	43,789,100
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.78% (b) (Cost $3,437,721)	3,437,721	3,437,721
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,019,271,558)	104.0	1,001,920,572
Other Assets and Liabilities, Net	(4.0)	(38,638,968)
Net Assets	100.0	963,281,604

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2018 are as follows:

Value ($) at 8/31/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2018	Value ($) at 5/31/2018
Securities Lending Collateral 4.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.68% (b) (c)
—	43,789,100	—	—	—	271,893	—	43,789,100	43,789,100
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.78% (b)
10,814,225	143,138,653	150,515,157	—	—	60,428	—	3,437,721	3,437,721
10,814,225	186,927,753	150,515,157	—	—	332,321	—	47,226,821	47,226,821

(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2018 amounted to $39,869,516, which is 4.1% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended May 31, 2018.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At May 31, 2018 the DWS CROCI International Fund had the following sector diversification:

Sector Diversifications	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral
Consumer Discretionary	296,455,267	31%
Industrials	211,874,868	22%
Consumer Staples	156,881,300	17%
Health Care	116,579,278	12%
Utilities	98,308,758	10%
Materials	56,046,720	6%
Telecommunication Services	18,547,560	2%
Total	954,693,751	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$20,450,745	$—	$20,450,745
Belgium	—	18,713,384	—	18,713,384
Finland	—	18,806,088	—	18,806,088
France	—	74,534,554	—	74,534,554
Germany	—	131,827,037	—	131,827,037
Hong Kong	—	60,134,875	—	60,134,875
Japan	—	224,274,498	—	224,274,498
Netherlands	—	36,897,632	—	36,897,632
Singapore	—	38,708,719	—	38,708,719
Switzerland	—	114,402,097	—	114,402,097
United Kingdom	—	196,779,394	—	196,779,394
Preferred Stocks (d)	—	19,164,728	—	19,164,728
Short-Term Investments (d)	47,226,821	—	—	47,226,821
Total	$47,226,821	$954,693,751	$—	$1,001,920,572

There have been no transfers between fair value measurement levels during the period ended May 31, 2018.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS CROCI® International Fund, a series of Deutsche DWS International Fund, Inc.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	July 23, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	July 23, 2018